American Century Investments®
Quarterly Portfolio Holdings
Multisector Income
December 31, 2024

Multisector Income - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 49.4%
Aerospace and Defense — 0.6%
Bombardier, Inc., 7.50%, 2/1/29(1)	130,000	135,372
Bombardier, Inc., 8.75%, 11/15/30(1)	118,000	126,990
Bombardier, Inc., 7.25%, 7/1/31(1)	132,000	136,293
TransDigm, Inc., 4.625%, 1/15/29	120,000	112,470
TransDigm, Inc., 6.625%, 3/1/32(1)	140,000	141,439
		652,564
Automobile Components — 0.4%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	430,000	408,271
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	210,653
Banks — 4.4%
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)	315,000	310,244
Banco Mercantil del Norte SA, VRN, 8.375%(1)(2)	260,000	259,723
Bank of America Corp., VRN, 5.29%, 4/25/34	140,000	138,878
Bank of America Corp., VRN, 5.52%, 10/25/35	240,000	234,785
Bank of Montreal, VRN, 7.70%, 5/26/84	325,000	338,002
BPCE SA, VRN, 7.00%, 10/19/34(1)	250,000	266,549
Canadian Imperial Bank of Commerce, VRN, 6.95%, 1/28/85	200,000	199,251
Citizens Bank NA, VRN, 5.28%, 1/26/26	425,000	424,979
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	210,000	228,597
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	82,000	84,702
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	285,000	319,849
Planet Financial Group LLC, 10.50%, 12/15/29(1)	370,000	377,012
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	345,000	360,463
Wells Fargo & Co., VRN, 5.39%, 4/24/34	117,000	115,749
Wells Fargo & Co., VRN, 5.56%, 7/25/34	374,000	373,647
Westpac Banking Corp., VRN, 5.62%, 11/20/35	365,000	358,891
		4,391,321
Biotechnology — 0.3%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	290,000	278,853
Broadline Retail — 0.7%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(3)	157,000	147,585
Prosus NV, 4.19%, 1/19/32	320,000	285,640
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	273,000	263,276
		696,501
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	401,000	382,547
Masterbrand, Inc., 7.00%, 7/15/32(1)	233,000	234,897
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	51,000	51,125
Standard Industries, Inc., 4.375%, 7/15/30(1)	119,000	109,122
		777,691
Capital Markets — 3.2%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	155,000	155,031
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	160,000	162,936
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	178,000	175,913
Blackstone Private Credit Fund, 7.30%, 11/27/28	152,000	159,929
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	135,963
Blue Owl Capital Corp., 2.875%, 6/11/28	515,000	468,610

Blue Owl Capital Corp., 5.95%, 3/15/29	242,000	243,065
Blue Owl Credit Income Corp., 7.75%, 1/15/29	750,000	799,243
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	304,088
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	126,000	123,438
LPL Holdings, Inc., 4.00%, 3/15/29(1)	245,000	232,407
State Street Corp., VRN, 3.03%, 11/1/34	340,000	306,753
		3,267,376
Chemicals — 1.2%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	280,000	256,366
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	200,000	169,479
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	275,000	262,474
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	300,000	304,570
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(3)	320,000	263,106
		1,255,995
Commercial Services and Supplies — 1.2%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	237,000	238,812
Deluxe Corp., 8.125%, 9/15/29(1)	420,000	426,413
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	254,000	252,087
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	305,000	308,912
		1,226,224
Construction and Engineering — 0.4%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	420,000	428,002
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	150,000	159,305
Consumer Finance — 1.0%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	158,000	159,142
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	165,000	169,660
OneMain Finance Corp., 7.125%, 3/15/26	250,000	254,678
OneMain Finance Corp., 6.625%, 5/15/29	65,000	65,891
OneMain Finance Corp., 7.50%, 5/15/31	91,000	93,497
PRA Group, Inc., 8.875%, 1/31/30(1)	224,000	232,283
		975,151
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	635,000	622,204
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	114,000	110,516
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29(3)	144,000	142,714
		875,434
Containers and Packaging — 1.3%
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	390,000	391,643
LABL, Inc., 8.625%, 10/1/31(1)	350,000	324,169
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	273,000	266,030
Sealed Air Corp., 5.00%, 4/15/29(1)	381,000	368,489
		1,350,331
Diversified REITs — 1.2%
American Assets Trust LP, 6.15%, 10/1/34	335,000	333,376
Highwoods Realty LP, 4.20%, 4/15/29	283,000	268,858
Kilroy Realty LP, 4.25%, 8/15/29	270,000	254,857
Kilroy Realty LP, 2.65%, 11/15/33	95,000	72,701
Trust Fibra Uno, 4.87%, 1/15/30(1)	300,000	272,020
		1,201,812
Diversified Telecommunication Services — 1.1%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	575,000	524,431
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	339,000	360,840
Sprint Capital Corp., 8.75%, 3/15/32	195,000	233,063
		1,118,334

Electric Utilities — 0.7%
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	230,000	217,342
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	261,845
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	208,145	190,631
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	83,000	85,064
		754,882
Electronic Equipment, Instruments and Components — 0.4%
Keysight Technologies, Inc., 4.95%, 10/15/34	231,000	222,329
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	200,000	200,699
		423,028
Energy Equipment and Services — 1.3%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	627,000	625,119
Transocean, Inc., 8.25%, 5/15/29(1)	340,000	333,392
Vallourec SACA, 7.50%, 4/15/32(1)	360,000	373,529
		1,332,040
Entertainment — 0.4%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	170,000	163,812
Warnermedia Holdings, Inc., 4.28%, 3/15/32	285,000	251,220
		415,032
Financial Services — 1.5%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	267,460
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	370,000	370,680
Essent Group Ltd., 6.25%, 7/1/29	305,000	311,573
NMI Holdings, Inc., 6.00%, 8/15/29	235,000	236,295
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	311,000	315,251
		1,501,259
Food Products — 0.5%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	180,000	189,015
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	280,000	290,773
		479,788
Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	190,000	191,514
Health Care Equipment and Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	300,000	303,538
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	268,000	271,846
		575,384
Health Care Providers and Services — 1.8%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	635,000	493,364
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	280,000	286,219
CVS Health Corp., VRN, 6.75%, 12/10/54	53,000	52,101
CVS Health Corp., VRN, 7.00%, 3/10/55	152,000	152,890
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	80,000	79,140
Select Medical Corp., 6.25%, 12/1/32(1)	271,000	261,205
Star Parent, Inc., 9.00%, 10/1/30(1)	149,000	154,938
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(3)	327,000	333,979
		1,813,836
Hotels, Restaurants and Leisure — 2.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(3)	434,000	406,685
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	110,082
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	71,000	71,378
Churchill Downs, Inc., 5.75%, 4/1/30(1)	242,000	237,674
Life Time, Inc., 6.00%, 11/15/31(1)	244,000	241,723
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	358,000	365,771
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	125,000	124,793
Station Casinos LLC, 4.625%, 12/1/31(1)	336,000	301,272

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	212,834
		2,072,212
Household Durables — 1.0%
DR Horton, Inc., 5.00%, 10/15/34	295,000	285,011
Newell Brands, Inc., 6.375%, 5/15/30	420,000	421,742
TopBuild Corp., 3.625%, 3/15/29(1)	285,000	261,317
		968,070
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., VRN, 6.95%, 7/15/55	110,000	107,656
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	250,000	262,115
Insurance — 1.5%
Beacon Funding Trust, 6.27%, 8/15/54(1)	196,000	193,788
CNO Global Funding, 4.95%, 9/9/29(1)	225,000	223,140
F&G Annuities & Life, Inc., 6.25%, 10/4/34	325,000	315,525
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	280,000	265,572
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	260,000	259,052
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	270,000	278,360
		1,535,437
IT Services — 0.7%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	149,000	152,516
Kyndryl Holdings, Inc., 3.15%, 10/15/31	325,000	281,912
Kyndryl Holdings, Inc., 6.35%, 2/20/34	294,000	306,025
		740,453
Machinery — 1.5%
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	104,093
Chart Industries, Inc., 9.50%, 1/1/31(1)	284,000	305,517
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	490,000	512,175
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	540,000	554,188
		1,475,973
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	99,000	103,402
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	235,000	239,725
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	320,000	281,215
Nexstar Media, Inc., 5.625%, 7/15/27(1)	270,000	263,639
Paramount Global, 4.20%, 5/19/32	270,000	238,102
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	555,000	533,606
TEGNA, Inc., 4.75%, 3/15/26(1)	436,000	431,481
Warner Media LLC, 3.80%, 2/15/27	187,000	178,636
		2,166,404
Metals and Mining — 0.4%
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)(3)	227,000	223,223
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	236,000	232,079
		455,302
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	65,000	66,889
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	240,000	240,508
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	420,000	405,306
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	215,000	202,944
		915,647
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., VRN, 6.70%, 5/15/55	245,000	244,257
Oil, Gas and Consumable Fuels — 5.8%
3R Lux SARL, 9.75%, 2/5/31(1)	363,000	375,613

Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	84,000
Antero Resources Corp., 5.375%, 3/1/30(1)	290,000	280,414
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	440,000	449,851
Ecopetrol SA, 4.625%, 11/2/31	200,000	166,016
Ecopetrol SA, 5.875%, 5/28/45	140,000	96,557
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	350,000	369,620
EnLink Midstream LLC, 6.50%, 9/1/30(1)	260,000	272,484
EnLink Midstream LLC, 5.65%, 9/1/34	27,000	26,928
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	277,000	282,666
Expand Energy Corp., 6.75%, 4/15/29(1)	631,000	638,415
Expand Energy Corp., 5.375%, 3/15/30	330,000	322,917
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	71,000	69,549
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	100,000	102,919
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	423,000	418,042
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)	550,000	559,633
Matador Resources Co., 6.50%, 4/15/32(1)	185,000	183,220
MEG Energy Corp., 5.875%, 2/1/29(1)	233,000	227,657
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	580,000	524,356
SM Energy Co., 6.75%, 9/15/26	273,000	273,158
Sunoco LP, 7.00%, 5/1/29(1)	133,000	136,585
		5,860,600
Passenger Airlines — 1.8%
Air Canada, 3.875%, 8/15/26(1)	345,000	335,471
American Airlines, Inc., Series 2017-2, Class B, 3.70%, 4/15/27	171,405	169,401
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	153,209	152,835
Delta Air Lines, Inc., 7.375%, 1/15/26	205,000	209,568
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	365,000	360,394
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	255,000	271,202
Latam Airlines Group SA, 7.875%, 4/15/30(1)	275,000	278,743
		1,777,614
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 6.125%, 9/30/32(3)	232,000	227,149
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	108,000	92,110
Newmark Group, Inc., 7.50%, 1/12/29	179,000	187,199
		279,309
Semiconductors and Semiconductor Equipment — 0.5%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	135,000	136,980
Intel Corp., 3.90%, 3/25/30	345,000	323,516
		460,496
Software — 1.0%
AppLovin Corp., 5.375%, 12/1/31	460,000	460,336
Open Text Corp., 6.90%, 12/1/27(1)	154,000	159,279
Oracle Corp., 5.375%, 9/27/54	70,000	64,579
Oracle Corp., 5.50%, 9/27/64	70,000	64,110
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	240,000	242,331
		990,635
Specialized REITs — 0.5%
EPR Properties, 4.50%, 6/1/27	250,000	245,844
Iron Mountain, Inc., 6.25%, 1/15/33(1)	278,000	277,074
		522,918
Specialty Retail — 0.4%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	410,000	377,549
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	177,000	172,701

Trading Companies and Distributors — 0.9%
Aircastle Ltd., 6.50%, 7/18/28(1)	345,000	356,732
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	245,000	248,800
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	275,000	280,756
		886,288
Wireless Telecommunication Services — 0.4%
U.S. Cellular Corp., 6.70%, 12/15/33	387,000	409,653
TOTAL CORPORATE BONDS (Cost $49,618,160)		49,772,421
PREFERRED STOCKS — 12.8%
Banks — 9.8%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	411,000	417,590
Banco Bilbao Vizcaya Argentaria SA, 6.50%	800,000	798,842
Banco Mercantil del Norte SA, 8.375%(1)	360,000	362,422
Banco Santander SA, 4.75%	400,000	381,505
Bank of Nova Scotia, 4.90%	325,000	322,431
Barclays PLC, 6.125%	470,000	469,481
BNP Paribas SA, 7.375%(1)	525,000	529,091
Citigroup, Inc., 6.75%	265,000	263,507
Citizens Financial Group, Inc., 5.65%	365,000	363,358
Credit Agricole SA, 8.125%(1)	490,000	500,449
Danske Bank AS, 7.00%	655,000	657,839
Fifth Third Bancorp, 4.50%	525,000	519,084
ING Groep NV, 5.75%	220,000	217,282
ING Groep NV, 6.50%	260,000	260,679
Intesa Sanpaolo SpA, 7.70%(1)(3)	670,000	671,689
Lloyds Banking Group PLC, 7.50%	465,000	469,821
NatWest Group PLC, 6.00%	400,000	398,840
NatWest Group PLC, 8.00%	235,000	237,745
Nordea Bank Abp, 6.625%(1)	635,000	638,507
Societe Generale SA, 5.375%(1)	250,000	213,013
Societe Generale SA, 8.00%(1)	525,000	531,091
Standard Chartered PLC, 6.00%(1)	600,000	601,143
		9,825,409
Capital Markets — 1.9%
Charles Schwab Corp., 5.375%	345,000	344,025
Deutsche Bank AG, 4.79%	400,000	392,500
Deutsche Bank AG, 7.50%	400,000	400,084
Goldman Sachs Group, Inc., 7.50%	290,000	306,582
UBS Group AG, 6.875%	505,000	506,320
		1,949,511
Electric Utilities — 0.4%
Edison International, 5.375%	380,000	375,660
Oil, Gas and Consumable Fuels — 0.4%
BP Capital Markets PLC, 6.125%	300,000	295,519
Venture Global LNG, Inc., 9.00%(1)	110,000	115,184
		410,703
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	330,000	324,478
TOTAL PREFERRED STOCKS (Cost $12,780,244)		12,885,761
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.2%
FHLMC, 6.00%, 1/1/53	480,922	483,482
FHLMC, 6.50%, 11/1/53	926,928	949,451

FHLMC, 5.50%, 4/1/54		1,158,209	1,150,269
FNMA, 3.50%, 4/1/52		1,636,352	1,448,877
FNMA, 5.50%, 5/1/53		1,417,283	1,400,308
FNMA, 6.00%, 9/1/53		795,887	802,061
FNMA, 6.00%, 9/1/53		767,598	776,548
FNMA, 5.00%, 1/1/54		961,563	931,119
GNMA, 2.50%, TBA		1,282,000	1,070,770
UMBS, 3.50%, TBA		1,420,000	1,256,094
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $10,313,322)			10,268,979
ASSET-BACKED SECURITIES — 7.0%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		176,695	159,309
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		100,000	95,099
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)		250,000	252,574
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		175,813	159,759
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	95,318
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		86,077	81,820
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		115,184	108,918
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		102,348	98,447
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	133,132
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	190,876
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	366,687
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	282,794
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		121,457	115,510
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.17%, (30-day average SOFR plus 1.60%), 8/25/54(1)		276,463	277,854
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		161,104	164,782
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		186,128	170,271
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		207,638	188,398
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		395,432	386,029
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		127,352	122,412
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		122,162	112,836
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 5.20%, (90-day average SOFR plus 0.44%), 3/22/32		46,768	45,247
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		400,000	359,746
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		145,782	141,995
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		109,999	111,458
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		475,000	479,886
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		350,000	348,467
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		145,177	136,619
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		200,000	204,822
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		195,300	177,108
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		550,000	557,438
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	240,370
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		275,000	285,876
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		344,832	348,881
TOTAL ASSET-BACKED SECURITIES (Cost $7,034,945)			7,000,738
COLLATERALIZED LOAN OBLIGATIONS — 6.7%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.70%, (1-month SOFR plus 1.31%), 6/15/36(1)		137,831	137,787
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.10%, (1-month SOFR plus 1.71%), 6/15/36(1)		165,500	164,639
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.48%, (1-month SOFR plus 1.08%), 12/15/35(1)		92,996	93,016
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.86%, (1-month SOFR plus 1.46%), 11/15/36(1)		204,183	204,223
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.67%, (3-month SOFR plus 2.01%), 4/15/30(1)		150,000	150,324

Barings CLO Ltd., Series 2020-1A, Class BR2, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/15/38(1)(4)	250,000	250,000
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.66%, (1-month SOFR plus 2.26%), 9/15/35(1)	245,000	245,750
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.80%), 1/18/38(1)	275,000	275,161
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.49%, (3-month SOFR plus 1.96%), 11/15/28(1)	250,000	250,125
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)	250,000	250,164
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.91%, (1-month SOFR plus 1.51%), 6/16/36(1)	330,000	326,975
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 6.63%, (3-month SOFR plus 2.00%), 7/20/31(1)	325,000	325,270
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,000
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.05%, (3-month SOFR plus 1.75%), 1/15/38(1)(4)	250,000	250,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.88%, (3-month SOFR plus 2.26%), 7/19/30(1)	175,000	175,228
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 6.41%, (3-month SOFR plus 1.76%), 10/17/31(1)	200,000	200,047
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 6.28%, (3-month SOFR plus 1.65%), 7/24/31(1)	200,000	200,278
PFP Ltd., Series 2022-9, Class A, VRN, 6.67%, (1-month SOFR plus 2.27%), 8/19/35(1)	313,126	313,613
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.71%, (1-month SOFR plus 2.37%), 10/25/39(1)	166,204	166,676
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.40%, (3-month SOFR plus 1.90%), 1/15/38(1)	275,000	276,336
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.66%, (1-month SOFR plus 2.30%), 6/17/37(1)	119,939	120,061
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.12%, (1-month SOFR plus 2.75%), 5/19/38(1)	84,321	84,423
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 6.09%, (3-month SOFR plus 1.65%), 10/20/34(1)	375,000	375,645
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.24%, (3-month SOFR plus 1.80%), 10/20/34(1)	475,000	476,152
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.72%, (3-month SOFR plus 2.06%), 1/15/30(1)	250,000	250,563
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)	450,000	450,000
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.70%, (1-month SOFR plus 1.31%), 3/15/38(1)	189,731	189,127
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 6.53%, (1-month SOFR plus 2.15%), 2/15/39(1)	345,500	342,564
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,725,884)		6,794,147
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.2%
Private Sponsor Collateralized Mortgage Obligations — 5.2%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	94,098	89,766
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	414,898	415,820
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	399,168	396,033
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	171,760	171,172
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	537,559	535,979
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	348,594	350,142
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	66,435	56,803
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	202,942	201,860
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	338,160	337,095
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	383,086	381,377
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	177,928	178,348
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	266,430	267,163
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	226,551	229,038
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	299,248	301,828
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	114,500	114,085
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	163,531	162,635
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	213,204	212,533
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.97%, (30-day average SOFR plus 3.40%), 11/25/33(1)	266,781	270,981
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	263,734
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	320,909	323,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	1,294	1,146
		5,260,929
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.68%, (30-day average SOFR plus 2.95%), 6/25/42(1)	128,591	132,445
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.72%, (30-day average SOFR plus 2.15%), 9/25/42(1)	76,782	77,526
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.57%, (30-day average SOFR plus 2.00%), 6/25/43(1)	86,299	86,834

FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	280,057	49,801
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	201,795	32,798
FNMA, Series 2022-R06, Class 1M1, VRN, 7.32%, (30-day average SOFR plus 2.75%), 5/25/42(1)	82,591	84,829
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	2,406,408	311,560
FNMA, Series 2023-R05, Class 1M1, VRN, 6.46%, (30-day average SOFR plus 1.90%), 6/25/43(1)	196,718	198,770
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	194,911	27,622
		1,002,185
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,219,301)		6,263,114
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	82,000	64,822
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	371,166
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.67%, (1-month SOFR plus 2.27%), 11/15/34(1)(5)(6)	172,000	2,689
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.36%, (1-month SOFR plus 2.96%), 11/15/34(1)(5)(6)	183,000	917
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	61,613
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	128,000	98,996
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	88,000	56,325
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	350,000	310,504
BXP Trust, Series 2017-CC, Class D, VRN, 3.55%, 8/13/37(1)	180,000	158,173
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.01%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	232,884
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	133,454
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.36%, (1-month SOFR plus 2.96%), 7/15/38(1)	156,781	157,808
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	163,240
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.91%, (1-month SOFR plus 1.51%), 3/15/38(1)	222,077	218,918
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	64,601
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.01%, (1-month SOFR plus 1.61%), 1/15/36(1)	154,000	144,025
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	120,000	122,351
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	66,000	58,326
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	44,637
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,789,261)		2,465,449
EXCHANGE-TRADED FUNDS — 2.1%
Invesco Senior Loan ETF	49,733	1,047,874
SPDR Blackstone Senior Loan ETF	25,151	1,049,551
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,104,748)		2,097,425
U.S. TREASURY SECURITIES — 1.9%
U.S. Treasury Notes, 4.625%, 9/15/26(7)	300,000	301,834
U.S. Treasury Notes, 4.875%, 10/31/30(7)	400,000	408,920
U.S. Treasury Notes, 4.125%, 11/30/31	800,000	783,107
U.S. Treasury Notes, 4.50%, 11/15/33(7)	400,000	398,314
TOTAL U.S. TREASURY SECURITIES (Cost $1,875,883)		1,892,175
BANK LOAN OBLIGATIONS(8) — 0.9%
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., Term Loan B, 6.61%, (1-month SOFR plus 2.25%), 2/6/30	148,050	148,358
Passenger Airlines — 0.4%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.62%, (3-month SOFR plus 2.25%), 2/15/28(9)	401,800	404,173
Pharmaceuticals — 0.4%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 4/23/31(9)	365,000	368,102
TOTAL BANK LOAN OBLIGATIONS (Cost $907,192)		920,633
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Colombia — 0.2%
Colombia Government International Bonds, 7.75%, 11/7/36 (Cost $199,236)	200,000	195,880

SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio(10)	2,477,008	2,477,008
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $292,143), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $286,398)		286,328
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $1,715,850), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $1,682,416)		1,682,000
		1,968,328
TOTAL SHORT-TERM INVESTMENTS (Cost $4,445,336)		4,445,336
TOTAL INVESTMENT SECURITIES — 104.3% (Cost $105,013,512)		105,002,058
OTHER ASSETS AND LIABILITIES — (4.3)%		(4,297,103)
TOTAL NET ASSETS — 100.0%		$100,704,955

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	136,282	CAD	191,940	Citibank N.A.	3/19/25	$2,375

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	97	March 2025	$19,944,109	$(6,608)
U.S. Treasury 5-Year Notes	75	March 2025	7,972,852	(39,046)
U.S. Treasury 10-Year Notes	44	March 2025	4,785,000	(57,445)
U.S. Treasury 10-Year Ultra Notes	59	March 2025	6,567,438	(135,260)
			$39,269,399	$(238,359)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	27	March 2025	$3,073,781	$67,150
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$3,640,000	$182,164	$114,130	$296,294
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $60,724,152, which represented 60.3% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,386,416. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.
(6)Non-income producing.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $991,621.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,477,008.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$49,772,421	—
Preferred Stocks	—	12,885,761	—
U.S. Government Agency Mortgage-Backed Securities	—	10,268,979	—
Asset-Backed Securities	—	7,000,738	—
Collateralized Loan Obligations	—	6,794,147	—
Collateralized Mortgage Obligations	—	6,263,114	—
Commercial Mortgage-Backed Securities	—	2,465,449	—
Exchange-Traded Funds	$2,097,425	—	—
U.S. Treasury Securities	—	1,892,175	—
Bank Loan Obligations	—	920,633	—
Sovereign Governments and Agencies	—	195,880	—
Short-Term Investments	2,477,008	1,968,328	—
	$4,574,433	$100,427,625	—
Other Financial Instruments
Futures Contracts	$67,150	—	—
Swap Agreements	—	$296,294	—
Forward Foreign Currency Exchange Contracts	—	2,375	—
	$67,150	$298,669	—
Liabilities
Other Financial Instruments
Futures Contracts	$238,359	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.